Selected Quarterly Financial Information	12 Months Ended
Apr. 30, 2011
Selected Quarterly Financial Information
Selected Quarterly Financial Information
23.	Selected Quarterly Financial Information (Unaudited)

A summary of quarterly financial information for fiscal 2011 and fiscal 2010 is as follows:

Fiscal 2011 Quarter Ended On or About	July 2010	October 2010	January 2011	April 2011	Total Fiscal Year 2011
Sales	$1,396,570	1,905,577	2,325,199	1,371,220	6,998,565
Gross profit	$351,700	450,120	613,672	377,362	1,792,853

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(62,518)	(12,568)	60,583	(59,416)	(73,920)
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(1.12)	(0.22)	1.01	(1.04)	(1.31)
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(1.12)	(0.22)	1.00	(1.04)	(1.31)

Fiscal 2010 Quarter Ended On or About	July 2009	October 2009	January 2010	April 2010(a)	Total Fiscal Year 2010
Sales	$1,155,681	1,160,569	2,173,243	1,318,261	5,807,754
Gross profit	$355,855	342,189	615,671	363,030	1,676,745

Net earnings (loss) attributable to Barnes & Noble, Inc.	$12,267	(23,957)	80,403	(32,038)	36,676
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc.	$0.22	(0.43)	1.40	(0.58)	0.64
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc.	$0.21	(0.43)	1.38	(0.58)	0.63

(a)	Included in the 13 weeks ended May 1, 2010 was a physical inventory benefit of $10.6 million, as results were more favorable than previously estimated and accrued, and a tax benefit of $13.7 million due to the recognition of previously unrecognized tax benefits for years settled with the applicable tax authorities.